Material accounting estimates and judgments - Allocated Goodwill to CGUs in Brazil (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022
Disclosure of information for cash-generating units [line items]
Total assets allocated to CGUs tested	$ 3,164,894		$ 3,108,855
Sugar, Ethanol and Energy | AVI
Disclosure of information for cash-generating units [line items]
Closing net book value of goodwill allocated to CGUs tested (Note 15)		$ 3,171		$ 2,937
Sugar, Ethanol and Energy | UMA
Disclosure of information for cash-generating units [line items]
Closing net book value of goodwill allocated to CGUs tested (Note 15)		1,189		1,102
Brazil | Cash-generating units
Disclosure of information for cash-generating units [line items]
Closing net book value of goodwill allocated to CGUs tested (Note 15)	$ 4,500	4,360		4,039
Closing net book value of PPE items allocated to CGUs tested		600,764		518,814
Total assets allocated to CGUs tested		$ 605,124		$ 522,853